Other long-term liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Transfers from advances in aid of construction to contributions in aid of construction	$ 3.6	$ 0.7
Undiscounted, unescalated cost of environmental cleanup activities	57.0	49.0
Environmental remediation obligation	54.4	41.7	$ 40.8
Accrual for environmental loss contingencies to be incurred over next three years	$ 26.2
Remaining period to incur cash flows for environmental cleanup	34 years
Regulatory assets	$ 1,395.9	1,321.0
Environmental remediation
Debt Instrument [Line Items]
Environmental remediation, rate recovery period	7 years
Regulatory assets	$ 72.6	$ 62.3
Minimum
Debt Instrument [Line Items]
Other liability repayment period	5 years
Accrual for environmental cleanup, discount rate (percent)	3.40%
Maximum
Debt Instrument [Line Items]
Other liability repayment period	40 years
Accrual for environmental cleanup, discount rate (percent)	4.10%